EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share:
Net income available to stockholders	$ 89,177	$ 73,622	$ 101,209
Diluted earnings per share:
Interest and other expenses attributable to convertible bonds	(304)	123	4,511
Net income assuming dilution	$ 88,873	$ 73,745	$ 105,720
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	107,614	105,898	95,597
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)	107,614	105,898	95,597
Effect of dilutive share options (in shares)	81	59	26
Effect of dilutive convertible bonds (in shares)	1	1,649	7,277
Weighted average number of diluted common shares outstanding (in shares)	107,696	107,606	102,900
Basic earnings per share (in dollars per share)	$ 0.83	$ 0.70	$ 1.06
Diluted earnings per share (in dollars per share)	$ 0.83	$ 0.69	$ 1.03